UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Paul Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414)-765-5569
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  August 31, 2016

Item 1. Reports to Stockholders.

Annual Report
August 31, 2016

Deep Value ETF
Ticker: DVP

Deep Value ETF

Deep Value ETF
(Unaudited)

Dear DVP Shareholders,

Thank you for your investment in Deep Value ETF (the “Fund” or “DVP”). The information presented in this report relates to the operations of DVP for the fiscal year ended August 31, 2016.

As a reminder, the Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of the TWM Deep Value Index (the “Index”). The Index is comprised of 20 undervalued dividend paying stocks within the S&P 500 Index with solid balance sheets, earnings and strong free cash flow. The companies within the Index are weighted based on a rules-based assessment of their valuations so that stocks that are most attractively valued receive a higher weight.

For the 12-month time period from August 31, 2015 through the fiscal year end of August 31, 2016 the Fund was up 15.10% at market and 14.99% at NAV. This compares to the S&P 500 Index, a broad market Index that was up 12.55% during the same time period.

The largest positive contributor to return for the period was Newmont Mining Corporation (NEM), gaining 125.67% and adding 7.16% to the return of the Fund. The second largest contributor was Symantec Corporation (SYMC), gaining 42.02% and contributing 2.52% to the return of the Fund for the period. The third most positive contributor for the period was Exxon Mobil Corporation (XOM), gaining 22.87% and adding 2.15% to the return of the Fund.

The largest negative contributor to return for the period was Ensco plc (ESV), down  37.94% and detracting 2.28% from the return of the Fund. The second largest negative contributor was Southwest Airlines Company (LUV), down 16.83% and detracting 0.65% from the return of the Fund. The third largest detractor to return for the period was Staples, Inc.(SPLS), declining 11.27% and reducing the return of the Fund by 0.62%.

As a reminder, the full Index is reconstituted annually in September. That portion of the Index with the ten smallest weighted companies is rebalanced quarterly in December, March, and June.

We appreciate your investment in Deep Value ETF.

Sincerely,

J. Garrett Stevens
Chief Executive Officer
Exchange Traded Concepts, Adviser to the Fund

Deep Value ETF

(Unaudited)

Must be preceded or accompanied by a prospectus.

Investing involves risk. Principal loss is possible. The Fund has the same risks as the underlying securities traded on the exchange throughout the day. Redemptions are limited and often commissions are charged on each trade, and ETFs may trade at a premium or discount to their net asset value. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index. The Fund is not actively managed and may be affected by a general decline in market segments related to the Index.

Free Cash Flow – a measure of performance calculated as operating cash flow minus capital expenditures.

TWM Deep Value Index – The Index is constructed using an objective, rules-based methodology that begins with an initial universe that mirrors the companies listed on the S&P 500® Index. The universe of companies is then narrowed to include only companies that have positive earnings and returns on invested capital, generate free cash flow, and currently pay a dividend. The remaining companies are then evaluated based on valuation metrics. The companies within the Index are weighted based on a rules-based assessment of their valuations relative to each other so that, at the time of each reconstitution, the 5 most undervalued companies are each weighted at 7.5%, the next 5 most undervalued companies are each weighted at 4.5% and the next 10 most undervalued companies are each weighted at 4.0%. From time to time, the Index may include more or less than 20 companies as a result of events such as acquisitions, spin-offs and other corporate actions.

Standard & Poor’s 500 (S&P 500 Index) – An index of 500 stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500 is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe.

Past performance is not a guarantee of future results.

Fund holdings are subject to change and are not a recommendation to buy or sell any security. For a complete listing of the Fund’s holdings please view the schedule of investments on page 5.

Deep Value ETF is distributed by Quasar Distributors, LLC. You cannot invest directly in an index.

Deep Value ETF
PERFORMANCE SUMMARY (Unaudited)

Growth of $10,000

		Since
Average Annual Returns		Inception
Year Ending August 31, 2016	1 Year	(9/22/14)
Deep Value ETF—NAV	14.99%	3.50%
Deep Value ETF—Market	15.10%	3.41%
TWM Deep Value Index	15.95%	4.32%
S&P 500 Index	12.55%	6.74%

This chart illustrates the performance of the hypothetical $10,000 investment made on September 22, 2014 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestments of capital gains and dividends.

Deep Value ETF
PORTFOLIO ALLOCATION
As of August 31, 2016 (Unaudited)

Percentage of
Sector	Net Assets
Materials	20.2%
Information Technology	20.2
Industrials	17.4
Consumer Discretionary	15.3
Energy	12.3
Real Estate	7.8
Telecommunication Services	6.6
Other Assets in Excess of Liabilities	0.2
Short-Term Investments+	0.0
Total	100.0%

+  Represents less than 0.05% of net assets.

Deep Value ETF

SCHEDULE OF INVESTMENTS
August 31, 2016

Shares	Security Description	Value

	COMMON STOCKS – 99.8%

	Consumer Discretionary – 15.3%
82,519	Best Buy Company, Inc.	$3,175,331
74,937	BorgWarner, Inc.	2,577,083
132,688	Gap, Inc.	3,299,951
291,285	Staples, Inc.	2,493,400
		11,545,765
	Energy – 12.3%
69,783	Exxon Mobil Corporation	6,080,890
52,765	Helmerich & Payne, Inc.	3,190,172
		9,271,062
	Industrials – 17.4%
177,552	CSX Corporation	5,021,171
52,024	PACCAR, Inc.	3,113,116
149,396	Pitney Bowes, Inc.	2,802,669
59,657	Southwest Airlines Company	2,200,150
		13,137,106
	Information Technology – 20.2%
187,198	HP, Inc.	2,690,035
103,117	NetApp, Inc.	3,566,817
251,310	Symantec Corporation	6,064,111
291,793	Xerox Corporation	2,874,161
		15,195,124
	Materials – 20.2%
515,850	Alcoa, Inc.	5,199,768
92,533	Mosaic Company	2,782,467
189,423	Newmont Mining Corporation	7,243,536
		15,225,771
	Real Estate – 7.8%
183,422	Weyerhaeuser Company#	5,841,991

	Telecommunication Services – 6.6%
65,014	AT&T, Inc.	2,657,772
499,327	Frontier Communications Corporation	2,296,904
		4,954,676
	TOTAL COMMON STOCKS (Cost $66,724,456)	75,171,495

The accompanying notes are an integral part of these financial statements.

Deep Value ETF

SCHEDULE OF INVESTMENTS
August 31, 2016 (Continued)

Shares	Security Description	Value

	SHORT-TERM INVESTMENTS – 0.0%+
32,122	Short Term Investments Trust – Government &
	Agency Portfolio, Institutional Class, 0.29%*	$32,122
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $32,122)	32,122
	TOTAL INVESTMENTS – 99.8%
	(Cost $66,756,578)	75,203,617
	Other Assets in Excess of Liabilities – 0.2%	145,138
	NET ASSETS – 100.0%	$75,348,755

Percentages are stated as a percent of net assets.

+	Represents less than 0.05% of net assets.
*	Rate shown is the annualized seven-day yield as of August 31, 2016.
#	Real Estate Investment Trust (“REIT”)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Deep Value ETF

STATEMENT OF ASSETS & LIABILITIES
August 31, 2016

ASSETS
Investments in securities, at value (Cost $66,756,578)	$75,203,617
Receivable for fund shares sold	1,242,450
Dividends and interest receivable	193,075
Total assets	76,639,142

LIABILITIES
Payable for investments purchased	1,240,059
Management fees payable	50,328
Total liabilities	1,290,387
NET ASSETS	$75,348,755

Net assets consist of:
Paid-in capital	$99,249,823
Undistributed (accumulated) net investment income (loss)	32,495
Accumulated net realized gain (loss) on investments	(32,380,602)
Net unrealized appreciation (depreciation) on investments	8,447,039
Net assets	$75,348,755

Net Asset Value:
Net assets	$75,348,755
Shares outstanding^	3,050,000
Net asset value, offering and redemption price per share	$24.70

^  No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Deep Value ETF

STATEMENT OF OPERATIONS
For the Year Ended August 31, 2016

INVESTMENT INCOME
Dividends	$4,893,284
Interest	276
Total investment income	4,893,560

EXPENSES
Management fees	845,185
Total expenses	845,185
Net investment income (loss)	4,048,375

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(21,143,957)
Change in unrealized appreciation (depreciation) on investments	22,292,972
Net realized and unrealized gain (loss) on investments	1,149,015
Net increase (decrease) in net assets
resulting from operations	$5,197,390

The accompanying notes are an integral part of these financial statements.

Deep Value ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Period Ended
	August 31, 2016	August 31, 2015*
OPERATIONS
Net investment income (loss)	$4,048,375	$4,127,450
Net realized gain (loss) on investments	(21,143,957)	(1,094,000)
Change in unrealized appreciation
(depreciation) on investments	22,292,972	(13,845,933)
Net increase (decrease) in net assets
resulting from operations	5,197,390	(10,812,483)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(4,305,742)	(3,837,588)
Total distributions to shareholders	(4,305,742)	(3,837,588)

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	143,228,415	288,621,075
Transaction fees (Note 6)	—	3,773
Payments for shares redeemed	(276,900,255)	(65,845,830)
Net increase (decrease) in net
assets derived from capital
share transactions (a)	(133,671,840)	222,779,018
Net increase (decrease) in net assets	$(132,780,192)	$208,128,947

NET ASSETS
Beginning of year/period	$208,128,947	$—
End of year/period	$75,348,755	$208,128,947
Undistributed (accumulated) net
investment income (loss)	$32,495	$291,523

(a)   A summary of capital share transactions is as follows:

	Year Ended	Period Ended
	August 31, 2016	August 31, 2015*
	Shares	Shares
Subscriptions	6,550,000	11,800,000
Redemptions	(12,700,000)	(2,600,000)
	(6,150,000)	9,200,000

*	Fund commenced operations on September 22, 2014. The information presented is for the period from September 22, 2014 to August 31, 2015.

The accompanying notes are an integral part of these financial statements.

Deep Value ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each year/period

	Year Ended	Period Ended
	August 31, 2016	August 31, 2015(1)
Net asset value, beginning of year/period	$22.62	$24.75

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.87	0.50
Net realized and unrealized
gain (loss) on investments	2.38 (6)	(2.21)
Total from investment operations	3.25	(1.71)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(1.17)	(0.42)

Total distributions	(1.17)	(0.42)

Net asset value, end of year/period	$24.70	$22.62

Total return	14.99%	(7.03	)%(3)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$75,349	$208,129

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.80%	0.80	%(4)
Net investment income to average net assets	3.83%	2.13	%(4)

Portfolio turnover rate(5)	206%	62	%(3)

(1)	Commencement of operations on September 22, 2014.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.
(6)
Balancing amount necessary to reconcile the change in net asset value per share, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to the share transactions for the year.

The accompanying notes are an integral part of these financial statements.

Deep Value ETF

NOTES TO FINANCIAL STATEMENTS
August 31, 2016

NOTE 1 – ORGANIZATION

Deep Value ETF (the “Fund”) is a non-diversified series of ETF Series Solutions (“ESS”) (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to seek investment results that, before expenses and fees, track the TWM Deep Value Index (the “Index”). The Fund commenced operations on September 22, 2014.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.  Short-term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Deep Value ETF

NOTES TO FINANCIAL STATEMENTS
August 31, 2016 (Continued)

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Deep Value ETF

NOTES TO FINANCIAL STATEMENTS
August 31, 2016 (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2016:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$75,171,495	$—	$—	$75,171,495
Short-Term Investments	32,122	—	—	32,122
Total Investments
in Securities	$75,203,617	$—	$—	$75,203,617

^ See Schedule of Investments for breakout of investments by sector classification.

Transfers between levels are recognized at the end of the reporting period. During the year ended August 31, 2016, the Fund did not recognize any transfers to or from Levels 1, 2, or 3.

B.
Federal Income Taxes. The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the year ended August 31, 2016, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.

As of and during the year ended August 31, 2016, the Fund did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the year ended August 31, 2016, the Fund did not incur any interest or penalties.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis.  Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income and distributions for financial statement purposes. The actual character of

Deep Value ETF

NOTES TO FINANCIAL STATEMENTS
August 31, 2016 (Continued)

distributions to a Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund’s shareholders may represent a return of capital.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income by the Fund are declared and paid on a quarterly basis and distributions from net realized gains on securities are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.
Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences primarily relate to redemptions in kind. For the year ended August 31, 2016, the following table shows the reclassifications made:

Undistributed Net	Accumulated
Investment	Net Realized
Income/(Loss)	Gain/(Loss)	Paid-In Capital
$(1,661)	$(374,412)	$376,073

Deep Value ETF

NOTES TO FINANCIAL STATEMENTS
August 31, 2016 (Continued)

During the year ended August 31, 2016, the Fund realized $374,412 in net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Exchange Traded Concepts, LLC (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Mellon Capital Management Corporation, (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser bears the costs of all advisory and non-advisory services required to operate the Fund, in exchange for a single unitary management fee. For services provided to the Fund, the Fund pays the Adviser 0.80% at an annual rate based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC (“USBFS” or “Administrator”) acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Fund’s custodian, transfer agent and accountants. USBFS also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of USBFS, serves as the Fund’s custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES
During the year ended August 31, 2016, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $222,503,781 and $221,575,439, respectively.

Deep Value ETF

NOTES TO FINANCIAL STATEMENTS
August 31, 2016 (Continued)

During the year ended August 31, 2016, there were no purchases or sales of U.S. Government securities.

During the year ended August 31, 2016, in-kind transactions associated with creations and redemptions were $143,070,610 and $277,532,481 respectively.

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at August 31, 2016 were as follows:

Tax cost of investments	$66,816,770
Gross tax unrealized appreciation	10,290,254
Gross tax unrealized depreciation	(1,903,407)
Net tax unrealized appreciation/(depreciation)	8,386,847
Undistributed ordinary income	32,495
Undistributed long term capital gains	—
Total distributable earnings	32,495
Other accumulated gain/(loss)	(32,320,410)
Total accumulated gain/(loss)	$(23,901,068)

The difference between the cost basis for financial statement and federal income tax purposes is due primarily to timing differences in recognizing wash sales.

As of August 31, 2016, the Fund deferred, on a tax-basis, post-October capital losses of $579,460 and no late year ordinary losses.

As of August 31, 2016, the Fund had a short-term capital loss carryforward of $31,740,950. This amount does not have an expiration date.

The tax character of distributions paid by the Fund during the year ended August 31, 2016 and period ended August 31, 2015 were as follow:

	Year Ended	Period Ended
	August 31, 2016	August 31, 2015
Ordinary Income	$4,305,742	$3,837,588

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not

Deep Value ETF

NOTES TO FINANCIAL STATEMENTS
August 31, 2016 (Continued)

redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed creation transaction fee for the Fund is $250. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. There were no variable fees received during the year. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 7 – BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. At August 31, 2016, Bank of New York, an affiliate of the Sub-Adviser, as record shareholder, owned greater than 25% of the outstanding shares of the Fund. It is not known whether Bank of New York or any of the underlying beneficial owners owned or controlled 25% or more of the voting securities of the Fund.

Deep Value ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Deep Value ETF and
Board of Trustees of ETF Series Solutions

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Deep Value ETF (the “Fund”), a series of ETF Series Solutions, as of August 31, 2016, and the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the two periods in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of August 31, 2016, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Deep Value ETF as of August 31, 2016, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.
Cleveland, Ohio
October 28, 2016

Deep Value ETF

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATION
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on April 14, 2016 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the following agreements (collectively, the “Agreements”):

•	the Advisory Agreement (the “Advisory Agreement”) between Exchange Traded Concepts, LLC (the “Adviser”) and the Trust, on behalf of the Deep Value ETF (“Deep Value” or the “Fund”); and

•	the Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between the Adviser, the Trust, on behalf of Deep Value, and Mellon Capital Management Corporation (“Mellon Capital” or the “Sub-Adviser”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser and Sub-Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided by the Adviser and Sub-Adviser; (ii) the cost of the services provided and the profits realized by each firm and its affiliates from services to be rendered to the Fund; (iii) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (iv) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; and (v) other financial benefits to the Adviser, the Sub-Adviser and their affiliates resulting from services rendered to the Fund.

Prior to the Meeting, representatives from the Adviser and Sub-Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate each firm’s fees and other aspects of the Agreements. The Board then discussed the written materials that it had received and any other information that the Board received at the Meeting, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Advisory Agreement with the Adviser

Nature, Extent and Quality of Services to be Provided.  The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser would continue to provide investment management services to the Fund. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer (“CCO”). The Board also considered its previous experience with the Adviser providing investment management services

Deep Value ETF

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATION
(Unaudited) (Continued)

to the Fund. The Board noted that it had previously received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s management and staff.

The Board also considered other services currently provided by the Adviser to the Fund, such as overseeing the activities of the Sub-Adviser, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities regulations.

Historical Performance.  The Board noted that it had received information regarding the Fund’s performance as of March 31, 2016 in the Materials. The Board considered that, because the Fund is designed to track the performance of an index managed by a third-party that is not affiliated with the Adviser and the trading for the Fund is handled by the Sub-Adviser, the performance of the Fund could not be directly attributed to the activities of the Adviser.

Cost of Services to be Provided and Economies of Scale.  The Board then reviewed the expense ratio for the Fund and compared it to the universe of U.S. Large Value exchange-traded funds (“ETFs”) as reported by Morningstar (“Category Peer Group”), as well as a subset of the Category Peer Group that was identified by management as a group of the most direct competitors for the Fund (“Selected Peer Group”). The Board noted that the expense ratio for the Fund was significantly above the median for the Category Peer Group and above the median for the Selected Peer Group. The Board noted that many of the peer ETFs were significantly larger than the Fund. The Board further noted that the peer group contained a significant number of low-cost funds that are part of large fund families frequently engaged in price wars. The Board noted that the costs of such “peer” funds may not allow for an apt comparison because such funds may be launched for reasons not related to the adviser generating a profit from the particular peer fund, such as to protect the market share of the overall fund family. The Board also noted that such funds may benefit from an unusually low cost structure based on the scale of their fund family.

The Board took into consideration that the advisory fee for the Fund was a “unified fee,” meaning that the Fund paid no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser continued to be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Fund and its sponsor, taking into account analyses of the Adviser’s profitability with respect to the Fund.

Deep Value ETF

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATION
(Unaudited) (Continued)

The Board intends to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion.  No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Approval of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services Provided. The Board considered the scope of services provided to the Fund under the Sub-Advisory Agreement, noting that the Sub-Adviser would continue to provide investment management services to the Fund. The Board noted the responsibilities that the Sub-Adviser has as the Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund.

In considering the nature, extent, and quality of the services provided by the Sub-Adviser, the Board considered reports of the Trust’s CCO with respect to the Sub-Adviser’s compliance program and its experience providing investment management services to other ETFs. The Sub-Adviser’s registration form (“Form ADV”) was provided to the Board, as was the response of the Sub-Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

Historical Performance. The Board noted that it had received information regarding the Fund’s performance as of March 31, 2016. The Board considered that, because the Fund is designed to track the performance of an index, the relevant consideration is the extent to which the Fund tracked its index. The Board noted that for the one-year and since inception periods ended March 31, 2016, the Fund’s tracking error was in line with its expense ratio; however, the Board also noted that the Fund had been operating for less than two years, which was a short period of time by which to judge the Sub-Adviser’s performance.

Deep Value ETF

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATION
(Unaudited) (Continued)

Costs of Services Provided and Economies of Scale. The Board reviewed the advisory fees paid by the Adviser to the Sub-Adviser for its services to the Fund under the Sub-Advisory Agreement. The Board considered that the fees paid to the Sub-Adviser are paid by the Adviser from the unified fee the Adviser receives from the Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board also took into account analyses of the Sub-Adviser’s profitability with respect to the Fund.

Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement at the Meeting; rather, the Board based its determinations on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

Deep Value ETF
TRUSTEES AND OFFICERS
(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o USBFS, 615 E. Michigan Street, Milwaukee, WI 53202.

				Number of	Other
		Term of		Portfolios	Directorships
		Office and		in Fund	Held by
Name	Position	Length of		Complex	Trustee
and Year	Held with	Time	Principal Occupation(s)	Overseen	During Past
of Birth	the Trust	Served	During Past 5 Years	by Trustee	5 Years

Independent Trustees

Leonard M. Rush, CPA	Lead	Indefinite	Retired; formerly Chief	14	Independent
Born: 1946	Indepen-	term;	Financial Officer,		Trustee,
	dent	since	Robert W. Baird & Co.		Managed
	Trustee	2012	Incorporated (2000–2011).		Portfolio
	and				Series (35
	Audit				portfolios);
	Committee				Director,
	Chairman				Anchor
Bancorp
Wisconsin,
Inc.
(2011–2013).

Ronald T. Beckman, CPA	Trustee	Indefinite	Retired; formerly Audit	14	None
Born: 1947	and	term;	Partner specializing in
	Nominating	since	investment management,
	Committee	2012	PricewaterhouseCoopers
	Chairman		LLP (1972–2004).

David A. Massart	Trustee	Indefinite	Co-Founder and Chief	14	Independent
Born: 1967		term;	Investment Strategist,		Trustee,
		since	Next Generation Wealth		Managed
		2012	Management, Inc.		Portfolio
			(since 2005).		Series
(35
portfolios).

Interested Trustee

Michael A. Castino	Trustee	Indefinite	Senior Vice President,	14	None
Born: 1967	and	term;	USBFS (since 2013);
	Chairman	Trustee	Managing Director of
		since	Index Services, Zacks
		2014;	Investment Management
		Chairman	(2011–2013);
		since	Vice President,
		2013	Marco Polo Network
(financial services firm)
(2009–2011).

Deep Value ETF
TRUSTEES AND OFFICERS
(Unaudited) (Continued)

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o USBFS, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Term of
Office and
Name	Position(s)	Length of
and Year	Held with	Time
of Birth	the Fund	Served	Principal Occupation(s) During Past 5 Years

Principal Officers of the Trust

Paul R. Fearday, CPA	President	Indefinite	Senior Vice President, U.S. Bancorp Fund Services, LLC
Born: 1979	and	term;	(since 2008); Manager, PricewaterhouseCoopers
	Assistant	President	LLP (accounting firm) (2002–2008).
	Treasurer	and
Assistant
Treasurer
since 2014
(other roles
since 2013)

Michael D. Barolsky, Esq.	Vice	Indefinite	Vice President, USBFS (since 2012); Associate,
Born: 1981	President	term;	Thompson Hine LLP (law firm) (2008–2012).
	and	since 2014
	Secretary	(other roles
since 2013)

James R. Butz	Chief	Indefinite	Senior Vice President, USBFS (since 2015);
Born: 1982	Compliance	term;	Vice President, USBFS (2014–2015); Assistant
	Officer	since 2015	Vice President, USBFS (2011–2014); Operations
Manager, USBFS (2007–2011).

Kristen M. Weitzel, CPA	Treasurer	Indefinite	Vice President, USBFS (since 2015); Assistant Vice
Born: 1977		term;	President, USBFS (2011–2015); Manager,
		since 2014	PricewaterhouseCoopers LLP (accounting firm)
		(other roles	(2005–2011).
since 2013)

Stacie L. Lamb, Esq.	Assistant	Indefinite	Assistant Vice President, USBFS (since 2013);
Born: 1982	Secretary	term;	Compliance Representative, Quasar Distributors, LLC
		since 2015	(2011–2013).

The Statement of Additional Information includes additional information about the Trustees as is available without charge, upon request, by calling toll free at (800)-617-0004, by accessing the SEC’s website at www.sec.gov or by accessing the Fund’s website at www.twmfunds.com.

Deep Value ETF
EXPENSE EXAMPLE
For the Six Months Ended August 31, 2016 (Unaudited)

As a shareholder of Tiedemann Deep Value ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 – August 31, 2016).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	March 1, 2016	August 31, 2016	the Period(1)
Actual	$1,000.00	$1,172.20	$4.37
Hypothetical (5% annual	$1,000.00	$1,025.14	$4.07
return before expenses)

(1)
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio, 0.80%, multiplied by the average account value during the period, multiplied by the number of days in the most recent six month period, 184 days, and divided by the number of days in the most recent twelve month period, 366 days.

Deep Value ETF
FEDERAL TAX INFORMATION
(Unaudited)

For the fiscal year ended August 31, 2016, certain dividends paid by the Fund may be subject to the maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 100%.

For corporate shareholders, the percentage of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2016 was 100%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0%.

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.twmfunds.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.twmfunds.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Fund trades on the exchange at a price above (i.e., at premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.twmfunds.com.

(This Page Intentionally Left Blank.)

Adviser
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 207
Oklahoma City, Oklahoma 73120

Sub-Adviser
Mellon Capital Management, LLC
50 Fremont Street, Suite 3900
San Francisco, California 94105

Index Provider
Tiedemann Wealth Management
520 Madison Ave, 26th Floor
New York, New York 10022

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44145-1524

Legal Counsel
Morgan, Lewis, & Bockius, LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Deep Value ETF
Symbol – DVP
CUSIP – 26922A701

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s President (principal executive officer) and Treasurer (principal financial officer).  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. Filed herewithin

Item 3. Audit Committee Financial Expert.

The registrant’s board has determined that there is at least one audit committee financial expert serving on its audit committee.  Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 08/31/2016	FYE 08/31/2015
Audit Fees	$14,000	$13,500
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	$500
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen Audit Services, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 08/31/2016	FYE 08/31/2015
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 08/31/2016	FYE 08/31/2015
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act.  The independent members of the committee are as follows: Ronald T. Beckman, David A. Massart, Leonard M. Rush.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees

Item 11. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. “Filed herewith”

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)*       /s/ Paul Fearday
Paul Fearday, President (principal executive officer)

Date     November 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Paul Fearday
Paul Fearday, President (principal executive officer)

Date     November 7, 2016

By (Signature and Title)*       /s/ Kristen Weitzel
Kristen Weitzel, Treasurer (principal financial officer)

Date     November 7, 2016

* Print the name and title of each signing officer under his or her signature.